Earnings per share - Basic and Diluted Earnings per Share (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) R$ / shares shares
Earnings per share
Net income for the year of the Company, Continuing operations | R$			R$ 1,498,981	R$ 785,199
Net income for the year of the Company, Discontinued operations | R$			301,858	65,264	[1]
Net income for the year of the Company | R$	R$ 2,439,795		R$ 1,800,839	R$ 850,463
Weighted average number of shares outstanding (in thousands), Continuing operations			1,091,990	1,090,500
Weighted average number of shares outstanding (in thousands), Discontinued operations			1,091,990	1,090,500	[1]
Weighted average number of shares outstanding (in thousands)	1,095,469		1,091,990	1,090,500
Basic earnings per share – R$, Continuing operations | R$ / shares	R$ 2.2272		R$ 1.3727	R$ 0.72
Basic earnings per share – R$, Discontinued operations | (per share)		$ 0	0.2764	0.0598	[1]
Basic earnings per share -R$ | R$ / shares	R$ 2.2272		R$ 1.6491	R$ 0.7799
Diluted earnings per share
Net income for the year of the Company, Continuing operations | R$			R$ 1,498,981	R$ 785,199
Net income for the year of the Company, Discontinued operations | R$			301,858	65,264	[1]
Net income for the year of the Company | R$	R$ 2,439,795		R$ 1,800,839	R$ 850,463
Weighted average number of outstanding shares (in thousands), including dilution effects, Continuing operations			1,098,692	1,096,962
Weighted average number of outstanding shares (in thousands), including dilution effects, Discontinued operations			1,098,692	1,096,962	[1]
Weighted average number of outstanding shares (in thousands), including dilution effects	1,104,942		1,098,692	1,096,962
Diluted earnings per share – R$, Continuing operations | R$ / shares	R$ 2.2081		R$ 1.3643	R$ 0.7158
Diluted earnings per share – R$, Discontinued operations | (per share)		$ 0	0.2747	0.0595	[1]
Diluted earnings per share -R$ | R$ / shares	R$ 2.2081		R$ 1.6391	R$ 0.7753
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	1,095,469		1,091,990	1,090,500
Subscription warrants	3,334		3,445	3,548
Stock plan	6,139		3,257	2,914
Weighted average number of shares for diluted earnings per share	1,104,942		1,098,692	1,096,962

[1]	For further details, see Note 29.